Operating Leases (Details) - Schedule of supplemental cash flow information related to leases - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$ 9,420	$ 1,737
Weighted-average remaining lease term	5 years 354 days	7 years 219 days
Weighted-average discount rate	5.39%	5.39%